Regulatory Matters (Narrative) (Detail) $ in Millions	1 Months Ended																						3 Months Ended			9 Months Ended	12 Months Ended						13 Months Ended
	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($) MW	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Jan. 31, 2022 USD ($)	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)	Sep. 30, 2021 Project MW	Aug. 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($) GW MW	Mar. 31, 2020 USD ($)	Jan. 31, 2020	Nov. 30, 2013 mi kV	Dec. 31, 2011	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2008	Mar. 31, 2023 USD ($)	Feb. 28, 2022 USD ($)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																											$ 2,062	$ 194	$ 2,104
Regulatory assets																											10,148	9,109
Regulatory liabilities																											748	889
Rider DSM
Public Utilities General Disclosures [Line Items]
Increase in customer usage tracker					$ 46
Target to Reach by End of 2025
Public Utilities General Disclosures [Line Items]
Energy efficiency target percentage. based on energy savings from 2019 baseline																		5.00%
Virginia Regulation
Public Utilities General Disclosures [Line Items]
Percentage of electric energy excluding existing nuclear generation and certain new carbon resources																		100.00%
Cap on revenue reductions in the first triennial																		$ 50
South Carolina Regulation | South Carolina Electric Base Rate Case
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement															$ 62
Approved return on equity percentage															9.50%
Public utilities, requested rate increase amortization of certain excess deferred income taxes															$ 36
Public utilities, retail electric customer balance															15
Public utilities energy efficiency upgrades and critical health and safety repairs															$ 15
Regulatory assets																												237
South Carolina Regulation | South Carolina Electric Base Rate Case | Impairment of Assets and Other Charges (Benefits)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																												249
Impairment of assets and other charges after tax																												187
South Carolina Regulation | South Carolina Electric Base Rate Case | Other Income
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																												18
Impairment of assets and other charges after tax																												14
Ohio Regulation | PIR Program
Public Utilities General Disclosures [Line Items]
Return of equity percentage																															3.00%
Percentage of pipeline system replaced																																25.00%
Projected capital investment																															$ 200
Total gross plant investment estimated cost																												225
Cumulative gross plant investment estimated cost																												2,200
Proposed revenue requirement																												273
Ohio Regulation | April 2021 CEP Program
Public Utilities General Disclosures [Line Items]
Total gross plant investment estimated cost																	$ 99												99	$ 137
Cumulative gross plant investment estimated cost																	957												957
Proposed revenue requirement																$ 119
Ohio Regulation | February 2022 CEP Program
Public Utilities General Disclosures [Line Items]
Total gross plant investment estimated cost																	231												231	231
Cumulative gross plant investment estimated cost																	$ 952												952	952
Proposed revenue requirement																													118	$ 118
Ohio Regulation | CEP Program
Public Utilities General Disclosures [Line Items]
Total gross plant investment estimated cost																												146
Cumulative gross plant investment estimated cost																												1,100
Percentage of debt rate on capital investments																						6.50%
Proposed revenue requirement																												131
Ohio Regulation | PIPP Plus Program
Public Utilities General Disclosures [Line Items]
Projected deferred program costs																											22
Accumulated arrearages																											4
Ohio Regulation | PIR Program
Public Utilities General Disclosures [Line Items]
Return of equity percentage																	3.00%
Ohio Regulation | UEX Rider
Public Utilities General Disclosures [Line Items]
Actual revenue requirement																								$ 20
Public utilities, under-recovered accumulated bad debt expense																								$ 7
Recovery of bad debt expense																																	$ 13
Virginia Electric and Power Company
Public Utilities General Disclosures [Line Items]
Regulatory assets																											5,387	4,980
Regulatory liabilities																											506	647
Virginia Electric and Power Company | Impairment of Assets and Other Charges
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																			$ 751						$ 76				127
Impairment of assets and other charges after tax																			$ 559						$ 56				94
Virginia Electric and Power Company | Nuclear Life Extension Program
Public Utilities General Disclosures [Line Items]
Proposed cost of project													$ 3,900
Virginia Electric and Power Company | Income Payment Program
Public Utilities General Disclosures [Line Items]
Total revenue requirement																	$ 93
Virginia Electric and Power Company | Grid Transformation And Security Act | Impairment of Assets and Other Charges
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																													$ 130
Impairment of assets and other charges (benefits)																												130
Impairment of assets and other charges (benefits) after tax																												97
Virginia Electric and Power Company | Virginia Power North Carolina Fuel Filing
Public Utilities General Disclosures [Line Items]
Fuel Component of Electric Rates						$ 107
Increase in Fuel Component of Electric Rates						$ 80
Fuel components recovery period						2 years
Virginia Electric and Power Company | Utility-scale Solar
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | MW				474										661
Proposed cost of project				$ 1,200																							$ 1,400
Number of utility scale projects | Project														13
Virginia Electric and Power Company | Energy Storage
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | MW				16										70
Virginia Electric and Power Company | CVOW Commercial Project
Public Utilities General Disclosures [Line Items]
Estimated cost												$ 1,100
Proposed cost of project, sharing cost amount				$ 10,300
Proposed cost of project, sharing cost amount				13,700
Virginia Electric and Power Company | Virginia Regulation
Public Utilities General Disclosures [Line Items]
Rate reduction																												50
Increase (decrease) in revenue requirement													330
Impairment of assets and other charges																												318
Refund to customer over 6 month period													255
Refund to customer three years													75
Increase (Decrease) Over Previous Year													309
Virginia Electric and Power Company | Virginia Regulation | Impairment of Assets and Other Charges
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																												318
Impairment of assets and other charges after tax																												237
Virginia Electric and Power Company | Virginia Regulation | Operating Revenue
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																												356
Impairment of assets and other charges after tax																												265
Virginia Electric and Power Company | Virginia Regulation | Regulatory Asset Associated with Early Retirements
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																												549
Impairment of assets and other charges after tax																												$ 409
Virginia Electric and Power Company | Virginia Regulation | Impairment of Assets and Other Charges (Benefits)
Public Utilities General Disclosures [Line Items]
Impairment of assets and other charges																							$ 180
Impairment of assets and other charges after tax																							134
Virginia Electric and Power Company | Virginia Regulation | Base Rate Case
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement													$ 50
Authorized return percentage													9.35%
Virginia Electric and Power Company | Virginia Regulation | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Total revenue requirement									$ 2,300
Rate year beginning									2022-07
Estimated under-recovered balances									$ 1,000
Increase (decrease) in revenue requirement									1,800
Fuel cost recognized																							191
Fuel cost recognized after-tax																							$ 142
Public utilities collection of requested under-recovered projected fuel expense period																										3 years
Public utilities collection of requested under-recovered projected fuel expense beginning date																										Jul. 01, 2022
Public utilities exclude from recovery through base rates one half of financing costs period																										3 years
Virginia Electric and Power Company | Virginia Regulation | Surry Switching Station Transmission Line
Public Utilities General Disclosures [Line Items]
Miles of Lines | mi																					7
Type of Line | kV																					500
Virginia Electric and Power Company | Virginia Regulation | Transmission Line from Skiffes Creek Switching Station to Wheaton Substation
Public Utilities General Disclosures [Line Items]
Miles of Lines | mi																					20
Type of Line | kV																					230
Virginia Electric and Power Company | Virginia Regulation | Maximum | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement									1,300
Virginia Electric and Power Company | Virginia Regulation | Minimum | Annual Fuel Factor
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement									1,200
Virginia Electric and Power Company | Virginia Regulation | Solar And Onshore Wind | Target to Reach by End of 2035
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		16.1
Virginia Electric and Power Company | Virginia Regulation | Utility-scale Solar | Target to Reach by End of 2035 | Maximum
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		15
Virginia Electric and Power Company | Virginia Regulation | Utility-scale Solar | Target to Reach by End of 2024
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		3
Virginia Electric and Power Company | Virginia Regulation | Small-scale Solar | Target to Reach by End of 2035
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		1.1
Virginia Electric and Power Company | Virginia Regulation | Energy Storage | Target to Reach by End of 2035
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		2.7
Virginia Electric and Power Company | Virginia Regulation | Pumped Storage | Target to Reach by End of 2035 | Maximum
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | MW																		800
Virginia Electric and Power Company | Virginia Regulation | Offshore Wind Facility | Target to Reach by End of 2035 | Maximum
Public Utilities General Disclosures [Line Items]
Targeted capacity provided by legislation | GW																		5.2
Constructed by utility capacity | GW																		3
Virginia Electric and Power Company | Virginia Regulation | Offshore Wind Facility | Target to Reach by End of 2035 | Minimum
Public Utilities General Disclosures [Line Items]
Constructed by utility capacity | GW																		2.5
Virginia Electric and Power Company | North Carolina Regulation | Base Rate Case
Public Utilities General Disclosures [Line Items]
Approved return on equity percentage																				9.75%
Public Service Company Of North Carolina | North Carolina Regulation | Rider D
Public Utilities General Disclosures [Line Items]
Increase (decrease) in gas cost	$ (56)	$ (154)	$ (41)		$ 126				56
Dominion Energy South Carolina Inc | South Carolina Regulation | Rider DSM
Public Utilities General Disclosures [Line Items]
Annual transportation cost rate adjustment, approval amount requested to recover amount		$ 46									$ 60
Application date		2023-01									2022-01
Approval date											2022-04
Dominion Energy South Carolina Inc | South Carolina Regulation | Gas Rate Case
Public Utilities General Disclosures [Line Items]
Total revenue requirement								$ 553
Increase (decrease) in revenue requirement								129
Increase (decrease) in base rate revenue requirement								$ 16
Base rate increase in revenue required			12
Approved increase in revenue required			125
Total revenue requirement approved			549
Dominion Energy South Carolina Inc | South Carolina Regulation | Cost of Fuel
Public Utilities General Disclosures [Line Items]
Rate year beginning	2023-05
Application date	2023-02
Increase decrease in annual base fuel component recoveries	$ 176		$ 168			$ 399				$ 143
Regulatory liabilities																																		$ 66
Dominion Energy South Carolina Inc | South Carolina Regulation | Electric - Other
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement	24
Questar Gas Company | Utah Regulation
Public Utilities General Disclosures [Line Items]
Increase (decrease) in gas cost	$ 92			$ 128			$ 94
Questar Gas Company | Utah Regulation | Base Rate Case
Public Utilities General Disclosures [Line Items]
Increase (decrease) in revenue requirement									$ 71
Authorized return percentage									9.50%
Percentage of earned return									10.30%
Approved return on equity percentage																											9.60%
Approved increase in revenue required																											$ 48